MINING INTERESTS AND PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
MINING INTERESTS AND PLANT AND EQUIPMENT
14. MINING INTERESTS AND PLANT AND EQUIPMENT

Year ended December 31, 2020	Depletable	Non depletable	Total mining interest	Property, plant and equipment	Capital work-in-progress	Total[2]
Cost
At January 1, 2020	$1,105,283	$161,073	$1,266,356	$576,635	$191,521	$2,034,512
Acquisition of Detour Gold Corporation[1]	2,026,183	336,756	2,362,939	1,342,054	120,371	3,825,364
Additions and transfers	285,555	(19,571)	265,984	436,469	(41,510)	660,943
Change in environmental closure assets (estimate and discount rate)	6,667	—	6,667	—	—	6,667
Disposals	(437)	—	(437)	(61,047)	(683)	(62,167)
Foreign currency translation recorded in OCI	152,373	25,070	177,443	112,832	15,088	305,363
Cost at December 31, 2020	$3,575,624	$503,328	$4,078,952	$2,406,943	$284,787	$6,770,682
Accumulated depreciation and depletion
At January 1, 2020	$376,197	$—	$376,197	$161,389	$—	$537,586
Depreciation	—	—	—	238,415	—	238,415
Depletion	188,613	—	188,613	—	—	188,613
Disposals	(303)	—	(303)	(51,441)	—	(51,744)
Foreign currency translation recorded in OCI	34,476	—	34,476	19,137	—	53,613
Accumulated depreciation and depletion at December 31, 2020	$598,983	$—	$598,983	$367,500	$—	$966,483
Carrying value at December 31, 2020	$2,976,641	$503,328	$3,479,969	$2,039,443	$284,787	$5,804,199
[1]Includes $16.2 million of ROU assets that were acquired with Detour Gold Corporation.
[2]Includes $180.8 and $261.2 million in carrying amounts at December 31, 2020 related to Holt Complex and Northern Territory, respectively.

Year ended December 31, 2019	Depletable	Non depletable	Total mining interest	Property, plant and equipment	Capital work-in-progress	Total
Cost
At January 1, 2019	$945,375	$106,138	$1,051,513	$385,344	$79,343	$1,516,200
Additions[1]	149,237	52,387	201,624	208,577	105,965	516,166
Change in environmental closure assets (estimate and discount rate)	15,195	—	15,195	—	—	15,195
Disposals	(28,114)	(129)	(28,243)	(31,203)	—	(59,446)
Foreign currency translation recorded in OCI	23,590	2,677	26,267	13,917	6,213	46,397
Cost at December 31, 2019	$1,105,283	$161,073	$1,266,356	$576,635	$191,521	$2,034,512
Accumulated depreciation and depletion
At January 1, 2019	$281,431	$—	$281,431	$117,599	$—	$399,030
Depreciation	455	—	455	61,709	—	62,164
Depletion	112,275	—	112,275	—	—	112,275
Disposals	(26,671)	—	(26,671)	(24,229)	—	(50,900)
Foreign currency translation in OCI	8,707	—	8,707	6,310	—	15,017
Accumulated depreciation and depletion at December 31, 2019	$376,197	$—	$376,197	$161,389	$—	$537,586
Carrying value at December 31, 2019	$729,086	$161,073	$890,159	$415,246	$191,521	$1,496,926
[1]Includes $6.0 million of ROU assets associated with leases recognized upon adoption of IFRS 16.
Mining Interests

Non-depletable mining interests at December 31, 2020 of $503,328 (December 31, 2019 - $161,073) includes the addition of $336,756 (December 31, 2019 - nil) for the acquired mineral resources around the Detour Lake mine, and $152,519 (December 31, 2019 - $115,663) for the carrying amount of various acquired exploration properties in the Northern Territory, with the change primarily due to foreign exchange impact, capitalized exploration at the Northern Territory in the first quarter and underground development previously in capital work-in-progress.